Operating facility and loan and derivative assets and liabilities - Operating Facility and Loan (Details) $ in Thousands						3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 28, 2022 USD ($) quarterly_payment	Mar. 31, 2021 USD ($)	Jan. 31, 2020 banks	Oct. 18, 2019 USD ($) banks	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Apr. 06, 2023 USD ($)	Apr. 05, 2023 USD ($)
Operating facility and loan and derivative assets and liabilities
Derivative, number of banks | banks				2
Borrowings, non-current						$ 8,888	$ 8,888	$ 27,300
Interest expense							2,164	3,953
Repayments of borrowings							20,600	29,925
Interest rate swaps
Operating facility and loan and derivative assets and liabilities
Notional amount						17,400	17,400
New term loan facility
Operating facility and loan and derivative assets and liabilities
Loan facility, number of banks | banks					2
Drew down amount					$ 34,800
Borrowings repayable amount			$ 2,188		$ 1,450
Borrowings						0	0	0
Repayments of borrowings	$ 2,900
Amended term loan facility
Operating facility and loan and derivative assets and liabilities
Drew down amount							0	0
Repayments of borrowings							20,600	21,325
Amended term loan facility | Star2Star
Operating facility and loan and derivative assets and liabilities
Drew down amount			$ 52,500
Borrowings						6,563	6,563	15,313
Borrowings, current						6,563	6,563	8,750
Borrowings, non-current						0	0	6,563
Amended term loan facility | NetFortris
Operating facility and loan and derivative assets and liabilities
Drew down amount		$ 45,000
Borrowings repayable amount						2,963
Borrowings						20,737	20,737	32,587
Borrowings, current						11,850	11,850	11,850
Borrowings, non-current						8,887	8,887	20,737
Quarterly payments		$ 1,875
Number of quarterly repayments | quarterly_payment		12
First twelve quarterly payments amount		$ 788
Committed revolving credit facility
Operating facility and loan and derivative assets and liabilities
Borrowings, non-current						$ 0	0	0
Notional amount									$ 20,000	$ 6,000
Committed swingline credit facility
Operating facility and loan and derivative assets and liabilities
Notional amount									$ 5,000	$ 1,500
Revolving credit facility
Operating facility and loan and derivative assets and liabilities
Repayments of borrowings							$ 0	$ 8,600